Commitments and Contingencies, textual (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Commitments and Contingencies [Abstract]
Insurance Coverage For Pollution	$ 1,000,000
Insurance Recoveries	$ 1,789